CONVERTIBLE NOTES - Disclosure of detailed information about borrowings (Details) - Convertible Notes [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Feb. 28, 2022	Aug. 31, 2021	Jun. 30, 2017
Disclosure of detailed information about borrowings [line items]
Convertible Notes, beginning balance	$ 18,716	$ 17,212
Accretion and interest incurred during the period	1,275	2,930
Interest payments	(826)	(1,374)
Gain on embedded derivatives during the year ended August 31, 2021		(52)
Legal fees relating to the Convertible Notes incurred during period	(64)
Principal amount outstanding	19,990		$ 20,000
Principal repaid in shares	(18,941)
Gain on repayment of the Convertible Notes	(160)
Convertible Notes, ending balance	$ 0	$ 18,716